NOTES PAYABLE RELATED PARTY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Promissory note							$ 1,300,000
Interest rate				10.00%			5.00%
Common stock shares issued upon conversion of debt							1,733,334
Conversion price per share							$ 0.75
Interest expense, note payable related party						$ 42,000	$ 117,000
Imputed interest				$ 22,000	$ 35,000	1,000	2,000
Interest expense		$ 10,000	$ 10,000	30,000	$ 30,000
Note payable - related party - short term portion		452,000		452,000		452,000	207,000
Long term Notes payabe - related parties		2,198,000		2,198,000		1,975,000	2,251,000
Dan Pappalardo [Member]
Note payable - related party - short term portion		217,000		217,000		217,000	95,000
Long term Notes payabe - related parties						0	105,000
Related Parties [Member]
Promissory note							$ 1,300,000
Interest rate							5.00%
Common stock shares issued upon conversion of debt							29,000
Conversion price per share							$ 0.75
Facility Agreement [Member]
Imputed interest						40,000	$ 22,000
Estate Of Sally Pappalardo [Member]
Note payable - related parties		235,000		$ 235,000		235,000	112,000
Long term Notes payabe - related parties						0	123,000
Mr. Jankowski [Member]
Interest rate	0.00%			0.00%
Long term Notes payabe - related parties	$ 1,259,964	1,369,000		$ 1,369,000
Tom Ochocki [Member]
Note payable - related party - short term portion		2,198,000		2,198,000		$ 1,975,000	$ 2,023,000
Long term Notes payabe - related parties	$ 2,023,022	$ 2,198,000		$ 2,198,000